Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, net
Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions/ (Depreciation)	113,391	(52,088)	61,303
Disposals	(5,696)	81	(5,615)
Vessels impairment loss	(97,170)	60,490	(36,680)
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions/ (Depreciation)	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	1,996,820	(98,739)	1,898,081
Disposals	(90,933)	4,284	(86,649)
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570